Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Detailed Information Financial Assets And Liabilities Classified And Measured
The Company’s financial assets and financial liabilities are classified and measured as follows:

As at,		March 31, 2022		March 31, 2021
	Category	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash (1)	Financial assets at amortized cost	$915.3	$915.3	$21.2	$21.2
Restricted cash (1)	Financial assets at amortized cost	$3.9	$3.9	$3.9	$3.9
Accounts receivable (2)	Financial assets at amortized cost	$402.3	$402.3	$274.6	$274.6
Margin payments (1)	Financial assets at amortized cost	$29.5	$29.5	$49.4	$49.4
Related party receivable (1)	Financial assets at amortized cost	$—	$—	2.2	2.2
Financial liabilities
Bank indebtedness (1)	Financial liabilities at amortized cost	$0.1	$0.1	$90.1	$90.1
Accounts payable and accrued liabilities (1)	Financial liabilities at amortized cost	$261.9	$261.9	$153.8	$153.8
Current portion of governmental loans (1)	Financial liabilities at amortized cost	$10.0	$10.0	$—	$—
Long-term debt (1)	Financial liabilities at amortized cost	$—	$—	$439.3	$439.3
Long-term governmental loans (1)	Financial liabilities at amortized cost	$95.2	$95.2	$86.4	$86.4
Derivative instruments (3)	Financial instruments at FVTOCI(L)	$28.8	$28.8	$49.4	$49.4
Warrant liability (4)	Financial instruments at FVTP(L)	$99.4	$99.4	$—	$—
Earnout liability (4)	Financial instruments at FVTP(L)	$22.7	$22.7	$—	$—

1
  -
Initial measurement at fair value and subsequent remeasurement at amortized cost.
2
  -
Initial measurement at transaction price and subsequent remeasurement at amortized cost.
3
  -
Level 2; Initial measurement at fair value and subsequent remeasurement at FVTOCI(L)
4
  - Level 1; Initial measurement at fair value and subsequent remeasurement at FVTP(L)

Summary of Company's Canadian Dollar Denominated Financial Instruments
The Company’s Canadian dollar denominated financial instruments as at March 31, 2022, and March 31, 2021, were as follows:

As at,	March 31, 2022	March 31, 2021
Cash	$25.0	$5.6
Restricted cash	3.9	3.9
Accounts receivable	164.1	111.2
Bank indebtedness	(0.1)	(42.1)
Accounts payable and accrued liabilities	(204.5)	(131.6)
Long-term governmental loans	(3.1)	(87.8)

Net Canadian dollar denominated financial instruments	$(14.7)	$(140.8)

Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities
The following table discloses the Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities, as at March 31, 2022:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years
Revolving Credit Facility	$0.1	$(0.1)	$(0.1)	$—	$—	$—
Accounts payable and accrued liabilities	261.9	(261.9)	(261.9)	—	—	—
Taxes payable	64.3	(64.3)	(64.3)	—	—	—
Governmental Loans	95.2	(136.5)	(9.9)	(9.9)	(71.5)	(45.2)
Interest on Provincial MENDM Loan	2.3	(2.3)	(2.3)	—	—	—
Derivative financial instruments	28.8	(28.8)	(28.8)	—	—	—

	$452.6	$(493.9)	$(367.3)	$(9.9)	$(71.5)	$(45.2)

The following table discloses the Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities as at March 31, 2021:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years
Revolving Credit Facility	$90.1	$(90.1)	$(90.1)	$—	$—	$—
Accounts payable and accrued liabilities	144.3	(144.3)	(144.3)	—	—	—
Taxes payable	27.2	(27.2)	(27.2)	—	—	—
Secured Term Loan Facility	381.9	(381.9)	(3.6)	(3.6)	(374.7)	—
Interest on Secured Term Loan	9.1	(176.4)	(38.5)	(38.1)	(99.8)	—
Algoma Docks Term Loan	76.0	(76.0)	(11.1)	(13.2)	(51.7)	—
Interest on Algoma Docks Term Loan	0.4	(10.8)	(3.5)	(3.1)	(4.2)	—
Governmental Loans	86.4	(135.1)	—	(10.0)	(55.0)	(70.1)
Interest on Provincial MENDM Loan	1.4	—	—	—	—	—
Available for use asset costs	49.4	(49.4)	(49.4)	—	—	—

	$866.2	$(1,091.2)	$(367.7)	$(68.0)	$(585.4)	$(70.1)